Revenue and Other Income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue and Other Income [Line Items]
Recognize income	$ 146,252
Medical Technology Enterprise Consortium [Member]
Revenue and Other Income [Line Items]
Recognize income		$ 2,599,458